Equity - Non-employee Equity Awards, Options (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year, Number | shares	776,579
Exercised, Number | shares	(294,725)
Forfeited or expired, Number | shares	(13,749)
Outstanding at end of year, Number | shares	476,129
Exercisable at end of year, Number | shares	370,538
Outstanding at beginning of year, Weighted average exercise price | $ / shares	$ 12.83
Exercised, Weighted average exercise price | $ / shares	11.98
Forfeited or expired, Weighted average exercise price | $ / shares	14.35
Outstanding at end of year, Weighted average exercise price | $ / shares	13.65
Exercisable at end of year, Weighted average exercise price | $ / shares	$ 12.33
Outstanding at end of year, Weighted average remaining contractual term	3 years 29 days
Exercisable at end of year, Weighted average remaining contractual term	2 years 8 months 26 days
Outstanding at end of year, Aggregate intrinsic value | $	$ 17,421
Exercisable at end of year, Aggregate intrinsic value | $	$ 14,046
Non Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year, Number | shares	31,551
Exercised, Number | shares	(18,989)
Forfeited or expired, Number | shares	(1,200)
Outstanding at end of year, Number | shares	11,362
Exercisable at end of year, Number | shares	7,229
Outstanding at beginning of year, Weighted average exercise price | $ / shares	$ 12.72
Exercised, Weighted average exercise price | $ / shares	11.93
Forfeited or expired, Weighted average exercise price | $ / shares	10.75
Outstanding at end of year, Weighted average exercise price | $ / shares	14.23
Exercisable at end of year, Weighted average exercise price | $ / shares	$ 12.86
Outstanding at end of year, Weighted average remaining contractual term	3 years 5 months 12 days
Exercisable at end of year, Weighted average remaining contractual term	3 years 1 month 2 days
Outstanding at end of year, Aggregate intrinsic value | $	$ 410
Exercisable at end of year, Aggregate intrinsic value | $	$ 271